Document and Entity Information	Apr. 22, 2019
Document And Entity Information
Document Type	497
Document Period End Date	Nov. 30, 2018
Entity Registrant Name	ALPS ETF Trust
Entity Central Index Key	0001414040
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 22, 2019
Document Effective Date	Apr. 22, 2019
Prospectus Date	Mar. 31, 2019